Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of net intangible assets

		December 31
		2022	2023
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	8	9,081	4,909
Licenses	3	633	633
		9,714	5,542
Accumulated amortization:
Capitalization of software development costs		2,431	2,695
Licenses		573	594
		3,004	3,289

Intangible assets, net:
Capitalization of software development costs		6,650	2,214
Licenses		60	39
		6,710	2,253